Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Balance as of 1 January	$ 12,367	$ 13,427
Translation difference	(724)	(1,060)
Balance as of 31 December	$ 11,643	$ 12,367